CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	¥ (771,000)	$ (118,190)	¥ (1,038,878)	¥ (592,199)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	177,478	27,200	194,806	158,757
Amortization of operating lease right-of-use asset	170,022	26,057	218,314
Bad debt provision	13,900	2,130	2,251
Loss on disposal of property and equipment	3,303	506	5,118	1,238
Deferred income tax benefit	(42,431)	(6,503)	(46,037)	(46,595)
Share based compensation expense	36,246	5,555	59,172	124,253
Investment loss (income)	77	12	(27)	1,548
Foreign currency exchange loss (gain), net	4,849	743	(1,614)	(4,440)
Impairment of long term investments			2,000	35,524
Changes in operating assets and liabilities
Accounts receivable	(7,779)	(1,192)	17,641	6,000
Amounts due from related parties	(252)	(39)	(54)	(2,996)
Inventory	699	107	(3,551)	(971)
Prepaid expenses and other current assets	97	15	22,773	(3,454)
Accrued interest income on time deposits	(2,307)	(354)	538	9,814
Other non-current assets	14,549	2,230	(4,616)	(15,986)
Accounts payable	821	126	55	(390)
Fund wired to a related party				(22,488)
Fund received from a related party				22,488
Amounts due to related parties	(58)	(9)	(634)	656
Income taxes payable	7,146	1,095	(2,176)	2,978
Deferred revenue	412,228	63,177	755,951	445,854
Accrued expenses and other current liabilities	2,289	351	29,086	44,128
Operating lease liabilities	(128,186)	(19,645)	(241,266)
Other non-current liabilities	(319)	(49)	(582)	(638)
Net cash provided by (used in) operating activities	(109,000)	(16,677)	(31,730)	163,081
Investing activities:
Purchase of property and equipment and intangible assets	(79,414)	(12,171)	(161,275)	(276,253)
Proceeds from disposal of property and equipment	7,909	1,212	10,144	8,905
Purchase of long-term investments	(4,000)	(613)	(3,000)	(14,580)
Purchase of time deposits	(94,426)	(14,471)	(341,722)	(284,166)
Proceeds from maturity of time deposits	171,660	26,308	419,777	563,354
Payment for acquisition of RTEC				(57,700)
Cash acquired from acquisition of RTEC				11,424
Issuance of loans to employees	(8,782)	(1,346)	(12,042)	(69,784)
Proceeds from repayment of loans to employees	6,396	980	36,901	26,823
Net cash used in investing activities	(657)	(101)	(51,217)	(91,977)
Financing activities:
Proceeds from bank borrowing	10,710	1,641	89,162	13,229
Contribution from non-controlling entities	300	46	750	1,050
Repayment of bank borrowings	(89,162)	(13,665)	(13,792)
Collection of loan from a related party	6,499	996
Issuance of Class A ordinary shares in connection with exercise of share options	3,354	514	3,335	2,951
Payment of dividend				(42,955)
Repurchase of treasury shares			(5,058)	(196,957)
Net cash (used in) provided by financing activities	(68,299)	(10,468)	74,397	(222,682)
Changes in cash, cash equivalents an restricted cash	(177,777)	(27,246)	(8,550)	(151,578)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,376)	(210)	567	10,571
Net change in cash, cash equivalents and restricted cash	(179,153)	(27,456)	(7,983)	(141,007)
Cash, cash equivalents and restricted cash at beginning of year	537,701	82,406	545,684	686,691
Cash, cash equivalents and restricted cash at end of year	358,548	54,950	537,701	545,684
Supplemental disclosure of cash flow information:
Income taxes paid	615	94	6,654	37,216
Interest paid	4,954	759	419	163
Non-cash investing and financing activities:
Accrual for purchase of equipment	9,180	1,407	16,272	18,292
Payable for repurchase of treasury shares				¥ 5,109
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 484,202	$ 74,207	¥ 432,898